Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

		Building	Laboratory,	Furniture
		and building	R&D and plant	and office	Computer
	Land	components	equipment	equipment	equipment	Total

Cost:
Balance at March 31, 2017	$228,630	$23,015,856	$29,018,397	$463,767	$370,586	$53,097,236
Additions	–	147,263	1,182,102	–	15,284	1,344,649
Loss of control of Acasti (note 20 (a)(i))	–	–	(3,299,059)	(18,407)	(13,759)	(3,331,225)
Balance at March 31, 2018	228,630	23,163,119	26,901,440	445,360	372,111	51,110,660

Additions	–	2,290,779	5,206,225	783	100,560	7,598,347
Disposals	–	–	(40,000)	–	–	(40,000)
Balance at March 31, 2019	$228,630	$25,453,898	$32,067,665	$446,143	$472,671	$58,669,007

Accumulated depreciation:
Balance at March 31, 2017	–	2,620,941	4,093,315	270,714	247,899	7,232,869
Loss of control of Acasti (note 20 (a)(i))	–	–	(529,344)	(13,070)	(7,017)	(549,431)
Depreciation for the year	–	830,850	1,712,516	37,820	36,460	2,617,646
Balance at March 31, 2018	–	3,451,791	5,276,487	295,464	277,342	9,301,084

Disposals	–	–	(7,667)	–	–	(7,667)
Depreciation for the year	–	771,634	1,509,432	30,840	39,711	2,351,617
Balance at March 31, 2019	$–	$4,223,425	$6,778,252	$326,304	$317,053	$11,645,034

Net carrying amounts:
March 31, 2018	$228,630	$19,711,328	$21,624,953	$149,896	$94,769	$41,809,576
March 31, 2019	228,630	21,230,473	25,289,413	119,839	155,618	47,023,973

Summary of Depreciation Expense of Property Plant and Equipment

Depreciation expense has been recorded in the following accounts in the consolidated statements of earnings and comprehensive income (loss):

	Years ended
	March 31,	March 31,
	2019	2018

Cost of sales	$—	$1,067,629
Research and development expenses	2,115,631	1,321,145
Selling, general and administrative expenses	235,986	228,872
	$2,351,617	$2,617,646